Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 2,482,858	$ 3,007,478
Less: allowance for credit losses	(438,864)	(559,382)
Accounts receivable, net	2,043,994	2,448,096
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable from related parties	2,482,858	2,960,438
Trade accounts receivable from related parties		$ 47,040